Segment Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Revenues:
Policy charges	$ 1,530		$ 1,849		$ 1,670		$ 1,506
Premiums	603		724		635		531
Net investment income	1,417		1,849		1,825		1,844
Non-operating net realized investment gains, net of other-than-temporary impairment losses	(587)	[1]	791	[1]	428	[1]	(1,613)	[1]
Other revenues	(9)	[2]	(96)	[2]	(102)	[2]	(60)	[2]
Total revenues	2,954		5,117		4,456		2,208
Benefits and expenses:
Interest credited to policyholder accounts	806		1,067		1,038		1,033
Benefits and claims	1,074		1,354		1,227		1,062
Policyholder dividends			59		54		67
Amortization of DAC	132		374		575		65
Other expenses, net of deferrals	782		922		863		830
Total benefits and expenses	2,794		3,776		3,757		3,057
Income (loss) before federal income taxes and noncontrolling interests	160		1,341		699		(849)
Less: non-operating net realized investment losses, net of other-than-temporary impairment losses	587	[1]	(791)	[1]	(428)	[1]	1,613	[1]
Less: net loss attributable to noncontrolling interest	(75)		(82)		(61)		(56)
Total assets	139,449		133,445		120,170		111,986
Individual Products and Solutions - Annuity [Member]
Revenues:
Policy charges	871		1,021		899		781
Premiums	371		416		334		234
Net investment income	407		546		551		527
Other revenues	(22)	[2]	(109)	[2]	(124)	[2]	(59)	[2]
Total revenues	1,627		1,874		1,660		1,483
Benefits and expenses:
Interest credited to policyholder accounts	270		377		375		374
Benefits and claims	599		688		595		476
Amortization of DAC	70		185		185		80
Other expenses, net of deferrals	220		303		285		269
Total benefits and expenses	1,159		1,553		1,440		1,199
Income (loss) before federal income taxes and noncontrolling interests	468		321		220		284
Less: adjustment to amortization of DAC and other expense related to net realized investment gains and losses	15
Pre-tax operating earnings (loss)	483		321		220		284
Total assets	70,911		68,805		58,707		57,741
Retirement Plans [Member]
Revenues:
Policy charges	79		101		94		96
Net investment income	553		743		736		715
Total revenues	632		844		830		811
Benefits and expenses:
Interest credited to policyholder accounts	358		473		457		441
Amortization of DAC	(30)		(2)		14		11
Other expenses, net of deferrals	111		151		163		166
Total benefits and expenses	439		622		634		618
Income (loss) before federal income taxes and noncontrolling interests	193		222		196		193
Pre-tax operating earnings (loss)	193		222		196		193
Total assets	30,624		29,904		27,842		25,114
Individual Products and Solutions - Life and NBSG [Member]
Revenues:
Policy charges	580		727		677		629
Premiums	211		282		274		272
Net investment income	418		544		534		531
Other revenues	6	[2]
Total revenues	1,215		1,553		1,485		1,432
Benefits and expenses:
Interest credited to policyholder accounts	169		213		199		198
Benefits and claims	458		636		589		577
Policyholder dividends			61		57		67
Amortization of DAC	92		125		150		75
Other expenses, net of deferrals	252		284		250		235
Total benefits and expenses	971		1,319		1,245		1,152
Income (loss) before federal income taxes and noncontrolling interests	244		234		240		280
Less: adjustment to amortization of DAC and other expense related to net realized investment gains and losses	(1)
Pre-tax operating earnings (loss)	243		234		240		280
Total assets	28,555		27,183		25,301		22,503
Corporate and Other [Member]
Revenues:
Premiums	21		26		27		25
Net investment income	39		16		4		71
Non-operating net realized investment gains, net of other-than-temporary impairment losses	(587)	[1]	791	[1]	428	[1]	(1,613)	[1]
Other revenues	7	[2]	13	[2]	22	[2]	(1)	[2]
Total revenues	(520)		846		481		(1,518)
Benefits and expenses:
Interest credited to policyholder accounts	9		4		7		20
Benefits and claims	17		30		43		9
Policyholder dividends			(2)		(3)
Amortization of DAC			66		226		(101)
Other expenses, net of deferrals	199		184		165		160
Total benefits and expenses	225		282		438		88
Income (loss) before federal income taxes and noncontrolling interests	(745)		564		43		(1,606)
Less: non-operating net realized investment losses, net of other-than-temporary impairment losses	587	[1]	(791)	[1]	(428)	[1]	1,613	[1]
Less: adjustment to amortization of DAC and other expense related to net realized investment gains and losses			70		243		(115)
Less: net loss attributable to noncontrolling interest	75		82		61		56
Pre-tax operating earnings (loss)	(83)		(75)		(81)		(52)
Total assets	$ 9,359		$ 7,553		$ 8,320		$ 6,628

[1]	Excluding operating items (trading portfolio realized gains and losses, trading portfolio valuation changes and net realized gains and losses related to hedges on GMDB contracts).
[2]	Includes operating items discussed above.